FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Schedule of cost aggregate fair value and unrealized holding gains and losses by major security
	As of December 31, 2015
	U.S. dollars in thousands
	Level 1	Level 2	Total
Cash equivalent – Money market funds	1,986	—	1,986
U.S. government treasuries	10,874	—	10,874
Corporate debt securities	—	309,502	309,502
	12,860	309,502	322,362

	As of December 31, 2014
	U.S. dollars in thousands
	Level 1	Level 2	Total
U.S. government treasuries	5,793	—	5,793
Corporate debt securities (revised from Level 1 classification in the Company’s 2014 annual report to level 2 classification)	—	27,102	27,102
	5,793	27,102	32,895

Schedule of aggregate fair value and gross unrealized gains and losses by major security

	As of December 31, 2015
	Adjusted Cost	Gross Unrealized Gains	Gross Unrealized Losses	Aggregate fair value
	U.S. dollars in thousands
U.S. government treasuries	10,898	1	25	10,874
Corporate debt securities	311,253	38	1,789	309,502
	322,151	39	1,814	320,376

	As of December 31, 2014
	Adjusted Cost	Gross Unrealized Gains	Gross Unrealized Losses	Aggregate fair value
	U.S. dollars in thousands
U.S. government treasuries	5,794	12	13	5,793
Corporate debentures	27,282	56	236	27,102
	33,076	68	249	32,895

Schedule of contractual maturities of investments in available for sale debt securities

Fair Value as of December 31, 2015
Due in 1 year	59,394
Due in 2 years	91,748
Due in 3 years	143,854
Due in 4 years	25,380
Due after 4 years	—
320,376